ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll and related benefits		¥ 247,459	¥ 166,240
Temporary receipt from students		149,408	108,209
Deposits received		71,075	21,477
Education subsidy		6,540	4,478
Bond interest payables		13,325
Accrual rental expense		20,757
Professional fee		34,898	5,016
Commission fee		11,462
Other payable related to stock repurchase			5,616
Housing subsidies- current		4,818	3,006
Offering subsidies-current		1,733	1,551
Other taxes payable		13,448	4,806
Others		40,159	15,458
Total	$ 85,974	¥ 615,082	¥ 335,857